Share capital - Schedule of changes in warrants outstanding and weighted average exercise price (Details) - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Changes In Warrants Outstanding And Weighted Average Exercise Price Abstract
Number of warrants, Outstanding	210,370	158,831
Weighted average exercise price, Outstanding	$ 250.33	$ 328.25
Number of warrants, Issued	346,806
Weighted average exercise price, Issued	$ 6.18
Number of warrants, Expired	(30,770)	(20,000)
Weighted average exercise price, Expired	$ 5.33	$ 235.95
Number of warrants, Outstanding	526,406	138,831
Weighted average exercise price, Outstanding	$ 83.83	$ 378.95